Related parties - Transactions with related parties (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Net operating revenue		$ 172	$ 302	$ 384	$ 578
Financial result		186	(109)	243	158
Cost and operating expenses		(225)	(276)	(394)	(477)
Joint ventures where entity is venturer [member]
IfrsStatementLineItems [Line Items]
Net operating revenue			126	93	255
Financial result			4		(2)
Alianca Geracao de Energia S.A.
IfrsStatementLineItems [Line Items]
Cost and operating expenses		(26)	(28)	(52)	(53)
Pelletizing Companies [Member]
IfrsStatementLineItems [Line Items]
Financial result	[1]	(11)	(11)	(25)	(20)
Cost and operating expenses	[1]	(45)	(98)	(88)	(168)
Mrs Logistica S.a. [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue					1
Cost and operating expenses		(114)	(111)	(178)	(178)
Net operating revenue			(5)
Norte Energia S.a. [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses		(33)	(32)	(60)	(63)
Other Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		11	19	16	19
Financial result			(1)		(1)
Cost and operating expenses		(2)		(5)	(3)
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Net operating revenue		11	140	109	275
Financial result		(11)	(8)	(25)	(23)
Cost and operating expenses		(220)	(269)	(383)	(465)
Vli S.a. [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		76	83	145	146
Financial result				(1)	(1)
Cost and operating expenses		(5)	(7)	(11)	(12)
Other Associates [Member]
IfrsStatementLineItems [Line Items]
Financial result			2
Associates [member]
IfrsStatementLineItems [Line Items]
Net operating revenue		76	83	145	146
Financial result			2	(1)	(1)
Cost and operating expenses		(5)	(7)	(11)	(12)
Bradesco [Member]
IfrsStatementLineItems [Line Items]
Financial result		197	(103)	269	182
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		85	79	130	157
Major Stockholders [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		85	79	130	157
Financial result		$ 197	$ (103)	$ 269	$ 182

[1]	Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.